Taxation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Geographical areas
Income tax	R 9,509	R 930	R 5,846
Deferred tax	(9,324)	(27,320)
Total tax expense (income)	185	(26,390)	2,803
South Africa
Geographical areas
Normal tax	7,430	2,140	3,206
current year	7,478	2,542	3,804
prior years	(48)	(402)	(598)
Dividend withholding tax		2
Deferred tax	(9,779)	(9,324)	1,732
current year	(9,464)	(9,724)	1,715
prior years	(315)	400	17
Foreign Countries
Geographical areas
Normal tax	2,079	(1,212)	2,640
current year	2,106	2,242	2,544
prior years	(27)	(3,454)	96
Deferred tax	455	(17,996)	(4,775)
current year	339	(20,375)	(4,831)
prior years	124	2,375	55
tax rate change	R (8)	R 4	R 1